UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) February 6, 2024

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Jason Muncy

(469) 609-8528

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor/sponsor: 0001740286

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I — REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii) (17 CFR 240.15Ga-1) there is no repurchase activity to report for the reporting period. Stonebriar Commercial Finance Canada Inc., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period that were privately issued by the following affiliated entities: SCF Equipment Leasing Canada 2019-2 Limited Partnership, SCF Equipment Leasing Canada 2020-1 Limited Partnership, SCF Equipment Leasing Canada 2021-1 Limited Partnership, SCF Equipment Leasing Canada 2022-1 Limited Partnership, SCF Equipment Leasing Canada 2022-2 Limited Partnership and SCF Equipment Leasing Canada 2023-1 Limited Partnership.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Stonebriar Commercial Finance Canada Inc.	(Securitizer)

/s/ Jason D. Muncy
Name: Jason D. Muncy
Title: Senior Managing Director and Director of Funding and Investor Relations

Date: February 6, 2024